[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report
May 31, 2001

Merrill Lynch
U.S. Treasury
Money Fund

www.mlim.ml.com

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2001

DEAR SHAREHOLDER

For the six-month period ended May 31, 2001, Merrill Lynch U.S. Treasury Money Fund paid shareholders a net annualized dividend of 4.68%.* The Fund's 7-day yield as of May 31, 2001 was 3.38%.

The Environment

During the six-month period ended May 31, 2001, the robust growth seen in late summer 2000 gave way to an abrupt decline in economic activity. The second half of 2000 saw weakened corporate earnings, in part caused by high energy costs and the inability of corporations to pass on higher prices. In addition, revenue growth and sales did not meet overly optimistic targets. Gains in productivity, while real, were not enough to offset these factors. By the fourth quarter of 2000, the equity markets began to experience stress, as these problems became more widespread. The technology sector suffered the most serious declines. A fall-off in consumer activity followed, with holiday season sales only slightly above those of the previous year. This was accomplished only with deep discounting at the retail level.

In early January 2001, it became apparent that the fall-off in manufacturing activity reached levels not seen since the last recession in 1991. This likely caused the Federal Reserve Board's intermeeting interest rate cut of 50 basis points (0.50%) on January 3, 2001. This unambiguous move by the Federal Reserve Board stabilized the markets and gave investors the expectation of further interest rate cuts in the near future. An eye-opening decline in consumer confidence in late January gave the Federal Reserve Board more reason to cut the Federal Funds rate by another 50 basis points at its Federal Open Market Committee meeting on January 31 and again on March 20.

Although economic news was mixed in February and March, corporate earnings warnings and new lows in the equity markets triggered a capital flight to the short end of the fixed-income market. Inventory accumulation continued to drag on corporate profits, resulting in job cuts and slower consumer demand. As an additional boost to the still-sluggish economy as well as to bolster consumer confidence, the Federal Reserve Board surprised investors again with an additional 50 basis point cut on April 18. Declines in business inventories and capital expenditures, coupled with lackluster corporate profits were among the reasons cited for the most recent rate cut in May. At this point, the magnitude of further Federal Reserve Board action remains in question. Most investors have priced in a worst-case scenario, while conversely, some Federal Reserve Board members anticipate an economic recovery by year end.

Portfolio Matters

In December 2000, the Fund's assets increased to $88 million as investors sought to take advantage of the year-end tax loophole. In January 2001, we began to take advantage of the flight to quality and the steeper yield curve by swapping out of three-month Treasury bills and into six-month Treasury bills, as evidence of a slowdown grew. As the period progressed, we extended the Fund's average life to 70 days by adding one-year Treasury coupons. At this time, the Treasury curve in the short end remains inverted, pricing in further monetary easing. Therefore, we have concentrated our purchases to three-month, six-month and nine-month Treasury bills. At the close of the period, the average life for Merrill Lynch U.S. Treasury Money Fund was 80 days.

In Conclusion

We thank you for your interest in Merrill Lynch U.S. Treasury Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Donaldo S. Benito

Donaldo S. Benito
Vice President and Portfolio Manager

June 27, 2001

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2001

PROXY RESULTS

During the six-month period ended May 31, 2001, Merrill Lynch U.S. Treasury Money Fund stockholders voted on the following proposals. Proposals 1, 2 and 3 were approved at a shareholders' meeting on May 14, 2001. With respect to Proposal 4, the proposal was adjourned until July 16, 2001. The description of each proposal and number of shares voted are as follows:

----------------------------------------------------------------------------------------------------------------------
                                                                                  Shares Voted  Shares Withheld
                                                                                       For        From Voting
----------------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Trustees:   Terry K. Glenn                         30,191,189      6,392,672
                                            M. Colyer Crum                         30,191,189      6,394,672
                                            Laurie Simon Hodrick                   30,191,189      6,394,672
                                            Stephen B. Swensrud                    30,105,270      6,480,591
                                            J. Thomas Touchton                     30,105,270      6,480,591
                                            Fred G. Weiss                          30,105,270      6,480,591

----------------------------------------------------------------------------------------------------------------------
                                                                          Shares Voted   Shares Voted   Shares Voted
                                                                               For          Against        Abstain
----------------------------------------------------------------------------------------------------------------------
2. To ratify the selection of Deloitte & Touche LLP as the Fund's
   independent auditors for the current fiscal year.                       31,177,277      5,318,987        89,597
----------------------------------------------------------------------------------------------------------------------
3. To approve to convert the Fund to a "master/feeder" structure.          28,574,245      7,561,911       449,705
----------------------------------------------------------------------------------------------------------------------
4. To change the Fund's investment restrictions.                           Adjourned       Adjourned      Adjourned
----------------------------------------------------------------------------------------------------------------------

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2001

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                                                    Face             Interest           Maturity
Issue                                              Amount              Rate*              Date         Value
---------------------------------------------------------------------------------------------------------------
US Government Obligations--100.2%
---------------------------------------------------------------------------------------------------------------
US Treasury Bills                                 $ 1,500              4.235%            6/07/2001    $ 1,499
                                                    1,000              5.56              6/07/2001        999
                                                    3,000              3.91              6/14/2001      2,996
                                                      271              3.95              6/14/2001        270
                                                    2,500              3.96              6/14/2001      2,497
                                                       60              4.37              6/21/2001         60
                                                    1,500              4.155             6/28/2001      1,496
                                                    1,137              4.21              6/28/2001      1,134
                                                      388              3.97              7/05/2001        386
                                                    1,000              4.035             7/05/2001        997
                                                    1,000              4.05              7/05/2001        997
                                                    2,000              3.92              7/12/2001      1,992
                                                      661              4.03              7/12/2001        658
                                                    1,037              3.58              7/19/2001      1,032
                                                      256              3.62              7/19/2001        255
                                                      910              3.675             7/19/2001        906
                                                      367              3.68              7/19/2001        366
                                                    1,906              3.57              7/26/2001      1,896
                                                    1,063              3.73              7/26/2001      1,058
                                                      820              3.74              7/26/2001        816
                                                    1,000              3.78              8/02/2001        994
                                                    1,000              3.815             8/02/2001        994
                                                    2,800              3.635             8/09/2001      2,781
                                                      730              3.65              8/09/2001        725
                                                    1,065              4.74              8/16/2001      1,057
                                                    1,431              3.56              8/23/2001      1,420
                                                      361              3.59              8/23/2001        358
                                                      472              3.60              8/23/2001        468
                                                    1,200              4.27              8/30/2001      1,189
                                                      500              4.53              8/30/2001        496
                                                    1,119              4.165             9/13/2001      1,108
                                                    1,592              4.21              9/13/2001      1,576
                                                      328              4.01              9/20/2001        324
                                                      468              3.56             10/04/2001        462
                                                      500              3.83             10/11/2001        494
                                                      747              3.625            11/01/2001        736
                                                      315              3.545            11/08/2001        310
                                                    1,000              3.56             11/15/2001        984
                                                      500              3.63             11/23/2001        492
---------------------------------------------------------------------------------------------------------------

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                                                    Face             Interest           Maturity
Issue                                              Amount              Rate*              Date         Value
---------------------------------------------------------------------------------------------------------------
US Government Obligations  (concluded)
---------------------------------------------------------------------------------------------------------------
US Treasury Notes                                 $ 1,000              5.50 %            7/31/2001    $ 1,003
                                                      574              6.625             7/31/2001        576
                                                    2,000              7.50             11/15/2001      2,034
                                                      500              6.375             4/30/2002        511
                                                      600              6.625             4/30/2002        615
                                                      300              4.25              3/31/2003        300
                                                      200              4.00              4/30/2003        199
---------------------------------------------------------------------------------------------------------------
Total US Government Obligations (Cost -- $44,476) ...................................................   44,518
---------------------------------------------------------------------------------------------------------------
Total Investments (Cost -- $44,476) -- 100.2% .......................................................   44,518
Liabilities in Excess of Other Assets -- (0.2%) .....................................................      (71)
                                                                                                       -------
Net Assets -- 100.0% ................................................................................  $44,447
                                                                                                       =======
---------------------------------------------------------------------------------------------------------------

* US Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
      US Treasury Notes bear interest at the rates shown, payable at fixed rates upon maturity.

      See Notes to Financial Statements.

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2001

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of May 31, 2001

Assets:      Investments, at value (identified cost -- $44,475,532*) ..............             $ 44,517,830
             Cash .................................................................                      625
             Receivables:
               Beneficial interest sold ...........................................  $  94,381
               Interest ...........................................................     46,525       140,906
                                                                                     ---------
             Prepaid registration fees and other assets ...........................                   32,203
                                                                                                ------------
             Total assets .........................................................               44,691,564
                                                                                                ------------
-------------------------------------------------------------------------------------------------------------
Liabilities: Payables:
               Beneficial interest redeemed .......................................    160,388
               Distributor ........................................................     22,783
               Investment adviser .................................................      4,967       188,138
                                                                                     ---------
             Accrued expenses and other liabilities ...............................                   56,212
                                                                                                ------------
             Total liabilities ....................................................                  244,350
                                                                                                ------------
-------------------------------------------------------------------------------------------------------------
Net Assets:  Net assets ...........................................................             $ 44,447,214
                                                                                                ============
-------------------------------------------------------------------------------------------------------------
Net Assets   Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:  shares authorized ....................................................             $  4,440,492
             Paid-in capital in excess of par .....................................               39,964,424
             Unrealized appreciation on investments -- net ........................                   42,298
                                                                                                ------------
             Net assets -- Equivalent to $1.00 per share based on 44,404,916 shares
             of beneficial interest outstanding ...................................             $ 44,447,214
                                                                                                ============
-------------------------------------------------------------------------------------------------------------

      * As of May 31, 2001, net unrealized appreciation for Federal income tax purposes amounted to $42,298, of which $42,826 related to appreciated securities and $528 related to depreciated securities. The aggregate cost of investments at May 31, 2001 for Federal income tax purposes was $44,475,532.

            See Notes to Financial Statements.

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2001

Statement of Operations

                                                                                         For the Six Months Ended
                                                                                                     May 31, 2001
------------------------------------------------------------------------------------------------------------------
Investment Income:   Interest and amortization of premium and discount earned .......                 $ 1,214,486
------------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees .......................................  $    112,115
                     Professional fees ..............................................        35,837
                     Registration fees ..............................................        31,372
                     Distribution fees ..............................................        27,803
                     Trustees' fees and expenses ....................................        20,848
                     Printing and shareholder reports ...............................        19,037
                     Transfer agent fees ............................................        13,744
                     Accounting services ............................................         9,685
                     Custodian fees .................................................         5,280
                     Pricing fees ...................................................           629
                     Other ..........................................................         3,411
                                                                                       ------------
                     Total expenses before reimbursement ............................       279,761
                     Reimbursement of expenses ......................................       (78,478)
                                                                                       ------------
                     Total expenses after reimbursement .............................                     201,283
                                                                                                      -----------
                     Investment income -- net .......................................                   1,013,203
                                                                                                      -----------
------------------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments -- net ............................                      36,517
Unrealized Gain on   Change in unrealized appreciation on investments -- net ........                      37,166
Investments -- Net:                                                                                   -----------
                     Net Increase in Net Assets Resulting from Operations ...........                 $ 1,086,886
                                                                                                      ===========
------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2001

Statements of Changes in Net Assets

                                                                                                  For the Six         For the
                                                                                                 Months Ended       Year Ended
Increase (Decrease) in Net Assets:                                                               May 31, 2001      Nov. 30, 2000
---------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income -- net .................................................. $  1,013,203     $   1,927,176
                     Realized gain on investments -- net .......................................       36,517             4,280
                     Change in unrealized appreciation/depreciation on investments -- net ......       37,166            16,596
                                                                                                 ------------     -------------
                     Net increase in net assets resulting from operations ......................    1,086,886         1,948,052
                                                                                                 ------------     -------------
---------------------------------------------------------------------------------------------------------------------------------
Dividends &          Investment income -- net ..................................................    (1,013,203)      (1,927,176)
Distributions to     Realized gain on investments -- net .......................................       (36,517)          (4,280)
Shareholders:        Net decrease in net assets resulting from dividends and                     ------------     -------------
                     distributions to shareholders .............................................   (1,049,720)       (1,931,456)
                                                                                                 ------------     -------------
---------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net proceeds from sale of shares ..........................................   96,100,939       117,238,805
Transactions:        Value of shares issued to shareholders in reinvestment
                     of dividends and distributions ............................................    1,049,696         1,921,105
                                                                                                 ------------     -------------
                                                                                                   97,150,635       119,159,910
                     Cost of shares redeemed ...................................................  (87,004,816)     (127,153,008)
                                                                                                 ------------     -------------
                     Net increase (decrease) in net assets derived from beneficial
                     interest transactions .....................................................   10,145,819        (7,993,098)
                                                                                                 ------------     -------------
---------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total increase (decrease) in net assets ...................................   10,182,985        (7,976,502)
                     Beginning of period .......................................................   34,264,229        42,240,731
                                                                                                 ------------     -------------
                     End of period ............................................................. $ 44,447,214     $  34,264,229
                                                                                                 ============     =============
---------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2001

FINANCIAL INFORMATION (concluded)

Financial Highlights

                                                                                 For the
                                                                                   Six
The following per share data and ratios have been derived                         Months
from information provided in the financial statements.                            Ended         For the Year Ended November 30,
                                                                                  May 31,  -----------------------------------------
Increase (Decrease) in Net Asset Value:                                            2001      2000       1999       1998      1997
------------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of period ........................ $  1.00   $  1.00    $  1.00    $  1.00   $  1.00
Operating                                                                        -------   -------    -------    -------   -------
Performance:       Investment income -- net ....................................   .0225     .0469      .0386      .0453     .0451
                   Realized and unrealized gain (loss) on investments -- net ...   .0016     .0005     (.0002)     .0009     .0002
                                                                                 -------   -------    -------    -------   -------
                   Total from investment operations ............................   .0241     .0474      .0384      .0462     .0453
                                                                                 -------   -------    -------    -------   -------
                   Less dividends and distributions:
                     Investment income -- net ..................................  (.0225)   (.0469)    (.0386)    (.0453)   (.0451)
                     Realized gain on investments -- net .......................  (.0008)   (.0001)    (.0002)    (.0006)   (.0003)
                                                                                 -------   -------    -------    -------   -------
                   Total dividends and distributions ...........................  (.0233)   (.0470)    (.0388)    (.0459)   (.0454)
                                                                                 -------   -------    -------    -------   -------
                   Net asset value, end of period .............................. $  1.00   $  1.00    $  1.00    $  1.00   $  1.00
                                                                                 =======   =======    =======    =======   =======
                   Total investment return** ...................................   4.68%*    4.80%      3.93%      4.66%     4.65%
                                                                                 =======   =======    =======    =======   =======
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average  Expenses, net of reimbursement ..............................    .90%*    1.08%       .83%       .75%      .78%
Net Assets:                                                                      =======   =======    =======    =======   =======
                   Expenses ....................................................   1.25%*    1.43%      1.18%      1.10%     1.13%
                                                                                 =======   =======    =======    =======   =======
                   Investment income and realized gain on
                   investments -- net ..........................................   4.68%*    4.68%      3.90%      4.60%     4.57%
                                                                                 =======   =======    =======    =======   =======
------------------------------------------------------------------------------------------------------------------------------------
Supplemental Data: Net assets, end of period (in thousands) .................... $44,447   $34,264    $42,241    $46,108   $49,742
                                                                                 =======   =======    =======    =======   =======
------------------------------------------------------------------------------------------------------------------------------------

       *    Annualized.
      ** The Fund's Investment Adviser waived a portion of its management fee. Without such a waiver, the Fund's performance would have been lower.

            See Notes to Financial Statements.

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2001

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch U.S. Treasury Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of variable rate securities is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Management, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .50% of the average daily net assets of the Fund.

For the six months ended May 31, 2001, MLIM earned fees of $112,115, of which $78,478 was waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee at the end of each month at the annual rate of .125% of the average daily net assets of the Fund. This fee is to compensate FAMD for the services it provides and the expenses borne by FAMD under the Distribution Agreement. As authorized by the Plan, FAMD has entered into an agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") which provides for the compensation of MLPF&S for providing distribution-related services to the Fund. Such services relate to the sale, promotion, and marketing of the shares of

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

the Fund. For the six months ended May 31, 2001, FAMD earned $27,803 under the Plan, all of which was paid to MLPF&S pursuant to the agreement.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Prior to January 1, 2001, MLIM provided accounting services to the Fund at its cost and the Fund reimbursed MLIM for these services. MLIM continues to provide certain accounting services to the Fund. The Fund reimburses MLIM at its cost for such services. For the six months ended May 31, 2001, the Fund reimbursed MLIM an aggregate of $7,942 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, PFD, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2001

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
M. Colyer Crum, Trustee
Laurie Simon Hodrick, Trustee
J. Thomas Touchton, Trustee
Fred G. Weiss, Trustee
Kevin J. McKenna, Senior Vice President
Donaldo S. Benito, Vice President
P. Michael Walsh, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

--------------------------------------------------------------------------------
Joseph T. Monagle, Jr., Senior Vice President of Merrill Lynch U.S. Treasury Money Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Monagle well in his retirement.
--------------------------------------------------------------------------------

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210

[LOGO] Merrill Lynch  Investment Managers
                                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
U.S. Treasury Money Fund
Box 9011
Princeton, NJ
08543-9011

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